STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS
REVENUE, NET	$ 364,022	$ 287,103	$ 577,835	$ 524,568	$ 953,681	$ 480,713
COST OF REVENUES
Cost of revenues	246,042	172,523	336,761	306,774	543,639	307,168
GROSS PROFIT	117,980	114,580	241,074	217,794	410,042	173,545
OPERATING EXPENSES
Selling and marketing	91,627	210,373	301,657	266,507	596,936	213,410
General and administrative	72,401	44,508	106,948	56,387	92,885	61,735
Professional fees	64,780	13,720	134,346	37,096	46,340	82,061
Stock compensation					0	440,694
Uncollectible receivables					10,000	0
Total operating expenses	228,808	268,601	542,951	359,990	746,161	797,900
INCOME (LOSS) FROM OPERATIONS	(110,828)	(154,021)	(301,877)	(142,196)	(336,119)	(624,355)
OTHER INCOME (EXPENSE)
Interest income (expense)	0	(1,383)	0	(2,785)	(2,785)	(12,156)
Interest income (expense), non-cash item					0	(5,604)
Recovery of retailer chargebacks					0	163,765
Loss on debt settlement					0	(14,370)
Gain on forgiveness of accounts payable					0	15,042
Total other expense	0	(1,383)	0	(2,785)	(2,785)	146,677
INCOME (LOSS) BEFORE INCOME TAXES	(110,828)	(155,404)	(301,877)	(144,981)	(338,904)	(477,678)
PROVISION FOR (BENEFIT FROM) INCOME TAXES	0	0	0	0	0	0
NET LOSS ATTRIBUTABLE TO GLUCOSE HEALTH, INC.	(110,828)	(155,404)	(301,877)	(144,981)	(338,904)	(477,678)
Dividends to preferred stock holders	(25,125)	(27,125)	(50,250)	(49,194)	(99,443)	(49,607)
NET LOSS AVAILABLE FOR COMMON STOCK HOLDERS	$ (135,953)	$ (182,529)	$ (352,127)	$ (194,175)	$ (438,347)	$ (527,285)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	13,848,630	13,848,630	13,848,630	11,889,982	12,877,355	11,467,101
NET INCOME (LOSS) PER SHARE - BASIC AND DILUTED	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.04)
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - BASIC AND DILUTED	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.05)